Stock-based compensation (Tables)	3 Months Ended
Mar. 31, 2017
Stock-based compensation
Schedule of summary of outstanding stock options activity

	Options Outstanding
			Weighted-
			Average
		Weighted-	Remaining
		Average	Contractual
	Number of	Exercise	Term	Aggregate
	Shares	Price	(Years)	Intrinsic Value
				(in thousands)
Outstanding—January 1, 2017	3,249,784	$11.00	6.89	$—
Granted	2,087,600	$3.02
Forfeited and cancelled	(45,398)	$7.58
Exercised	—	—
Outstanding—March 31, 2017	5,291,986	$7.88	6.89	$4,326
Vested and exercisable—March 31, 2017	1,343,945	$11.99	4.92	$172

Schedule of stock-based compensation

We recognized stock‑based compensation expense for employees and directors for stock options and RSUs in the accompanying unaudited consolidated statements of operations as follows (in thousands):

	Three Months Ended
	March 31,
	2017	2016
Research and development	$216	$283
General and administrative	953	1,045
Total stock-based compensation	$1,169	$1,328

Schedule of assumptions for estimating fair value of stock option awards

	Three Months Ended
	March 31,
	2017	2016
Expected term (in years)	6.09	6.07
Risk-free interest rate	1.98% - 2.26%	1.4% - 1.6%
Expected volatility	81.1% - 81.8%	78.1% - 78.6%
Dividend rate	—%	—%

Schedule of summary of unvested RSUs

Number of
Shares
Unvested—January 1, 2017	184,000
Granted	12,000
Forfeited	(2,000)
Vested	—
Unvested—March 31, 2017	194,000